Statement of Cash Flows - Changes In Liabilities Arising From Financing Activities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		₩ 121,950,460		₩ 95,611,967
Changes in liabilities arising from financing activities [abstract]
Net cash flows		10,732,581		24,849,445
Non-cash changes
Acquisition(Disposal)		166,336		236,860
Exchange differences		877,384		(68,893)
Changes in fair value		(185,665)		(581,066)
Subsidiaries		(327,518)		2,132,683
Others		(43,258)		(230,536)
Ending		133,170,320		121,950,460	₩ 95,611,967
Net cash flows from changes in ownership of subsidiaries		374,992	$ 316,316	(1,951,245)	91,592
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	[1]	(57,196)		187,101
Changes in liabilities arising from financing activities [abstract]
Net cash flows	[1]	5,870		(16,202)
Non-cash changes
Acquisition(Disposal)	[1]	0		0
Exchange differences	[1]	246,352		(102,347)
Changes in fair value	[1]	(70,225)		10,553
Subsidiaries	[1]	0		1,166
Others	[1]	(150,084)		(137,467)
Ending	[1]	(25,283)		(57,196)	187,101
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		112,587,843		88,754,443
Changes in liabilities arising from financing activities [abstract]
Net cash flows		11,579,036		22,627,875
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		630,913		(217,461)
Changes in fair value		(115,440)		(591,619)
Subsidiaries		(329,512)		2,131,517
Others		(10,278)		(116,912)
Ending		124,342,562		112,587,843	88,754,443
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		7,542,955		5,216,460
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(509,106)		2,326,495
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		0		0
Others		0		0
Ending		7,033,849		7,542,955	5,216,460
Changes in non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		857,783		585,407
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(24,145)		(25,658)
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		250,904
Changes in fair value		0		0
Subsidiaries		1,994		0
Others		(2,294)		47,130
Ending		833,338		857,783	585,407
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		1,019,075		868,556
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(319,074)		(63,065)
Non-cash changes
Acquisition(Disposal)		166,336		236,860
Exchange differences		119		11
Changes in fair value		0		0
Subsidiaries		0		0
Others		119,398		(23,287)
Ending		₩ 985,854		₩ 1,019,075	₩ 868,556

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.